Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers
Purchases of equity securities by the issuer and affiliated purchasers
In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements and other relevant factors.
On January 17, 2018, we announced a new share buyback program, to be executed within the 2018-2019 time frame. As part of this program, we intend to repurchase approximately EUR 2.5 billion of our own shares. We intend to cancel these shares after repurchase, with the exception of up to EUR 2.4 million shares, which will be used to cover employee share plans.
In 2018, we repurchased 2,400,000 shares to cover employee share plans and 4,644,389 shares for cancellation for a total consideration of EUR 1,146.2 million. No shares were canceled in 2018. In January 2019, 5,806,366 ordinary shares were canceled, of which 3,468,737 shares were repurchased under the 2016-2017 program. The remainder of the shares bought back under the 2018-2019 program are intended to be canceled in 2019.
The following table provides a summary of shares repurchased by ASML in 2018:

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (EUR millions)

January 18 - 31, 2018	219,914	165.06	219,914	2,463.7
February 1 - 28, 2018	313,137	153.93	533,051	2,415.5
March 1 - 31, 2018	507,072	168.62	1,040,123	2,330.0
April 1 - 30, 2018	398,517	161.10	1,438,640	2,265.8
May 1 - 31, 2018	623,367	167.80	2,062,007	2,161.2
June 1 - 30, 2018	568,287	176.14	2,630,294	2,061.1
July 1 - 31, 2018	623,903	176.31	3,254,197	1,951.1
August 1 - 31, 2018	764,618	178.39	4,018,815	1,814.7
September 1 - 30, 2018	718,565	161.57	4,737,380	1,698.6
October 1 - 31, 2018	835,384	153.46	5,572,764	1,570.4
November 1 - 30, 2018	861,512	149.39	6,434,276	1,441.6
December 1 - 21, 2018	610,113	143.91	7,044,389	1,353.9

Total	7,044,389	162.70